Employee compensation and benefits - Movement on HSBC share awards (Details) - Restricted share awards shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan	123,166	118,665
Additions during the year	62,044	94,981
Released in the year	(76,051)	(76,552)
Forfeited in the year	(4,634)	(13,928)
Share awards outstanding at 31 Dec	104,525	123,166
Weighted average fair value of awards granted (in dollars per share) | $	$ 7.09	$ 7.25